UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Joho Capital, L.L.C.

Address:  55 East 59th Street
          New York, New York 10022

13F File Number: 28-05521

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Tim McManus
Title:  Chief Financial Officer
Phone:  (212) 326-9560


Signature, Place and Date of Signing:

/s/ Tim McManus                New York, New York          February 12, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  5

Form 13F Information Table Value Total: $294,630
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2        COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                                            VALUE      SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP      (X$1000)    PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------                 --------------   -----      --------    -------   --- ----   ----------  --------  ----  ------  ----
BAIDU COM INC                  SPON ADR REP A   056752108   182,842     1,400,338 SH           SOLE     NONE     1,400,338
GOOGLE INC                     CL A             38259P508     3,873        12,590 SH           SOLE     NONE        12,590
INTERNET INITIATIVE JAPAN IN   SPONSORED ADR    46059T109     1,541       523,981 SH           SOLE     NONE       523,981
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100   102,233     5,679,592 SH           SOLE     NONE     5,679,592
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107     4,141        75,415 SH           SOLE     NONE        75,415


                                  Total Market Value        294,630


All of the above investments are held in the name of either Joho Fund, Ltd., Joho Partners, L.P., Joho Asia Growth Fund, Ltd., Joho Asia Growth Partners, L.P., Hollyhock, or Joho Family Fund, L.L.C. Joho Capital, L.L.C. and its affiliates have full investment discretion and voting authority.



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